Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820), defines fair value, establishes a framework for measuring fair value in US GAAP and expands disclosure requirements about fair value measurements. Under ASC 820, fair value is considered to be the exchange price in an orderly transaction between market participants to sell an asset or transfer a liability at the measurement date. The fair value definition under ASC 820 focuses on an exit price, which is the price that would be received by the Plan to sell an asset or paid to transfer a liability versus an entry price, which would be the price paid to acquire an asset or received to assume a liability. Although ASC 820 does not require additional fair value measurements, it applies to other accounting pronouncements that require or permit fair value measurements.
The Plan determines fair value of financial assets and liabilities based on the following fair value hierarchy, as prescribed by ASC 820, which prioritizes the inputs to valuation techniques used to measure fair value into three levels:
Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities that the Plan has the ability to access. An active market for the asset or liability is one in which transactions for the asset or liability occurs with sufficient frequency and volume to provide ongoing pricing information.
Level 2 inputs: Inputs other than quoted market prices included in Level 1 that are observable, either directly or indirectly, for the asset or liability. Level 2 inputs include, but are not limited to, quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active and inputs other than quoted market prices that are observable for the asset or liability, such as interest rate curves and yield curves observable at commonly quoted intervals, volatilities, credit risk and default rates.
Level 3 inputs: Unobservable inputs for the asset or liability. Unobservable inputs reflect the Plan’s own assumptions about the factors that other market participants would use in pricing an investment that would be based on the best information available in the circumstances.
Changes in Fair Value Levels
The availability of observable market data is monitored to assess the appropriate classification of the Plan’s investments within the fair value hierarchy. Changes in economic conditions or valuation techniques may require the transfer of investments from one fair value level to another. Transfers between levels are evaluated for their significance based upon the nature of the investments and size of the transfer relative to the net assets available for benefits.
The following table provides by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

(in thousands)	2025
Description	Total Level 1	Total
Registered investment companies	$31,470	$31,470
Duke Energy common stock	1,040,764	1,040,764
Separately managed accounts:
Publicly-traded stock	518,520	518,520
Cash equivalents	9,031	9,031
BrokerageLink	1,211,674	1,211,674
Total	2,811,459	2,811,459
Common collective trusts measured at NAV		9,195,871
Total investments at fair value		$12,007,330
The following table provides by level, within the fair value hierarchy, the Plan's investments at fair value as of December 31, 2024:

(in thousands)	2024
Description	Total Level 1	Total
Registered investment companies	$23,413	$23,413
Duke Energy common stock	1,051,141	1,051,141
Separately managed accounts:
Publicly-traded stock	492,601	492,601
Cash equivalents	6,892	6,892
BrokerageLink	1,073,318	1,073,318
Total	2,647,365	2,647,365
Common collective trusts measured at NAV		8,005,235
Total investments at fair value		$10,652,600

Valuation methods of the primary fair value measurements disclosed above are as follows.
Registered investment companies (mutual funds): Investments in shares of registered investment companies are valued at quoted market prices in active markets which represent the net asset value of such shares at year-end. Investments in shares of actively traded money market mutual funds are stated at the net asset value of such shares held at year-end.
Company Stock and common stock: Company Stock and other publicly traded common stock are valued at their quoted market price in active markets.
Cash equivalents: Cash equivalents include interest-bearing cash deposits and short-term money market funds. These balances are maintained to meet short-term liquidity needs and to facilitate pending securities purchases or sales.
Common collective trusts: Valued using the Net Asset Value ("NAV") as a practical expedient and are not categorized in the fair value hierarchy.
There have been no changes in the methodologies used at December 31, 2025 or 2024.